SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Summary of net change in working capital
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2023	2022	2021
Trade receivables and other current assets	$540	$(296)	$(515)
Accounts payable and accrued liabilities	(60)	109	(282)
Other assets and liabilities	(12)	(7)	81
	$468	$(194)	$(716)